Related Party Balances and Transactions	12 Months Ended
Mar. 31, 2024
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

26. Related party balances and transactions

Related parties’ relationships as follows:

Name	Relationship
Hongyu Zhang	Former Shareholder; director of various subsidiaries
Limin Liu	Chief Executive Officer
Bingzhong Wang	Director of the Company
Ming Ni	Chief Operating Officer
Mangyue Sun	Legal representative and shareholder of Taikexi
Liqing Zheng	Employee of Hangzhou Longyun
Yang Xu	Employee of Hangzhou Longyun
Fang Qin	Spouse of Mangyue Sun
Mrs. Wang	Spouse of Mr. Bingzhong Wang
HangZhou TianQi Network Technology Co. Ltd.	Common control by legal representative and shareholder of Taikexi, Mr. Mangyue Sun
Hangzhou Yuao Investment Management Partnership	Common control by legal representative of Guanpeng
Zhejiang Getai Curtain Wall Decoration Engineering Co., Ltd.	Common control by Mr. Wei Wang
Antalpha	Non-controlling interest of Metalpha before November 30, 2023, and minority shareholder of the Company after October 1, 2023

Antpool Technologies Limited	Shareholder of Antalpha
Folius Venture LLC	Shareholder
LSQ Investment Fund SPC – Next Generation Fund I SP	Bingzhong Wang act as director of the Company while LSO Capital Limited as Sub-Investment Manager

Related parties’ transactions are consisted of the following:

	For the years ended March 31,
	2024	2023
Continuing operation	US$	US$
a. Derivative products transaction
Derivative products entered with Antalpha	139,393,093	249,737,146
Derivative products expired to Antalpha	(154,095,287)	(255,937,255)
Derivative products entered with Mrs. Wang	20,234,318	4,768,863
Derivative products expired to Mrs. Wang	(19,313,245)	(4,727,321)
Derivative products entered with Mr. Ni Ming	1,381,552	60,743
Derivative products expired to Mr. Ni Ming	(119,535)	(60,743)
Derivative products entered with LSQ Investment Fund SPC – Next Generation Fund I SP	29,811,264	4,640,000
Derivative products expired to LSQ Investment Fund SPC – Next Generation Fund I SP	(34.575,494)	(85,586)
Derivative products entered with Mr. Hongyu Zhang	1,595,015	—
Derivative products expired to Mr. Hongyu Zhang	(1,449,520)	—
Derivative products entered with Folius Venture LLC	29,811,264
Derivative products expired to Folius Venture LLC	(34,575,494)	—

b. Digital assets payables
Antalpha	2,934,976	21,127,674
Mrs. Wang	4,330,653	1,726,537
Mr. Ni Ming	1,283,860	—
Folius Venture LLC	377,370	—
Total	8,926,859	22,854,211

c. Payable to customer
Antalpha Technologies Limited	3,548	4,624,228
Antpool Technologies Limited	—	91,101
Folius Venture LLC	962,689	—
Mrs. Wang	3,032,712	496,899
Mr. Ni Ming	28,806	—
LSQ Investment Fund SPC – Next Generation Fund I SP	37,607,220	5,181,437
Total	41,634,975	10,393,665

d. Other payables
Antalpha Technologies Limited	1,000,040	20,930

e. Business Transaction
Consideration on the disposal of business to Liqing Zheng and Yang Xu	—	1

Note:

(a)	All amounts are due on demand, non-interest bearing and unsecured.